OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2017	2016

Prepaid expenses	$690	$1,071
Government authorities	34	75
Receivables from foreign currency derivative contracts	17	7

	$741	$1,153